Royalty, Stream and Working Interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Royalty, stream and working interests
Royalty, stream and working interests, net	$ 4,098.8	$ 4,027.1	$ 4,927.5
Royalty, stream and working interest, net depletable	2,962.4	2,990.9
Royalty, stream and working interest, net non-depletable	1,136.4	1,036.2
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	9,332.3	9,088.5
Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(5,233.5)	(3,888.1)
Impairments (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		(1,173.3)
Mining Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net	1,034.3	948.7	865.8
Mining Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,818.7	1,709.7
Mining Royalties | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(784.4)	(761.0)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net	1,273.3	1,359.0	2,447.4
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	4,801.5	4,763.6
Streams | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(3,528.2)	(2,235.4)
Streams | Impairments (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		(1,169.2)
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net	1,197.8	1,146.4	1,181.5
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	2,055.2	1,976.0
Energy | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(857.4)	(825.5)
Energy | Impairments (losses) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net		(4.1)
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net	343.4	396.0	371.0
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	389.2	444.5
Advanced | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(45.8)	(48.5)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net	250.0	177.0	$ 61.8
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	267.7	194.7
Exploration | Accumulated depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	$ (17.7)	$ (17.7)